Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Cash	￦	871	19,623
Other demand deposits		1,291,058	1,825,751
Short-term deposits classified as cash equivalents		432,263	407,921
Short-term investments classified as cash equivalents		305,392	381,943

	￦	2,029,584	2,635,238